Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
LEASES

NOTE 19:- LEASES

We have operating leases for office space, warehouses and car leases. We determine if a contract contains a lease at inception or modification of a contract. Our leases generally do not provide an implicit interest rate, and we therefore use our incremental borrowing rate as the discount rate when measuring operating lease liabilities. The incremental borrowing rate represents an estimate of the interest rate we would incur at lease commencement to borrow an amount equal to the lease payments on a collateralized basis over the term of the lease within a particular currency environment. We used the incremental borrowing rates as of January 1, 2019 for operating leases that commenced prior to that date. Many of our leases contain rental escalation, renewal options and/ or termination options that are factored into our determination of lease payments as appropriate. Variable lease payment amounts that cannot be determined at the commencement of the lease are not included in the right-to-use assets or liabilities.

The following table presents the lease balances within the Consolidated Balance Sheet as of December 31, 2019:

	Classification on the Balance Sheet	Year ended December 31, 2019
Assets :
Operating lease asstes	Operating lease right of use asstes, net	720
Liabilities:
current
Operating lease liabilities	Operating lease liabilities, current	551
Long term
Operating lease liabilities	Operating lease liabilities, non-current	289

Remaining Lease Term
Vehicles		0.36 -2.33 years
Facilities rent		1.33-3.33 years

Weighted Average Discount Rate
Vehicles		3.5%
Facilities rent		3.5%

The following table reconciles the undiscounted future minimum lease payments (displayed by year and in the aggregate) under no cancelable operating leases with terms of more than one year to the total operating lease liabilities recognized on our Consolidated Balance Sheet as of December 31, 2019:

future lease payments are:
2020	509
2021	250
2022	35
2023	10
804

Expense under operating leases was $0.9 million for the year ended December 31, 2019. Operating lease costs are included within Operating loss in the Consolidated Statement of Operations. Short-term lease costs were not material. Supplemental cash flow information is as follows:

Year ended December 31, 2019
Operating cash out flows from operating lease	120